COMMITMENTS AND CONTINGENCIES - Other Legal Matters - NWG, etc. (Details) $ in Millions						1 Months Ended
	Aug. 16, 2021 USD ($)	Dec. 24, 2018 co-defendant plaintiff	Feb. 26, 2014 USD ($)	Sep. 24, 2012 USD ($)	Apr. 08, 2008	Aug. 31, 2020 USD ($)	Dec. 31, 2022	Sep. 30, 2007
Holt option | Use rights
Loss contingencies
Purchase of option for mining and mineral rights						$ 75
Newmont Ghana Gold Limited and Newmont Golden Ridge Limited
Loss contingencies
Economic interest (as a percent)							100.00%
Pending Litigation | Labrador
Loss contingencies
Uranium mining moratorium term (in years)					3 years
NWG New York Case | Pending Litigation
Loss contingencies
Damages sought				$ 750
NWG Ontario Complaint | Pending Litigation
Loss contingencies
Damages sought			$ 1,200
Ghana Parliament Cases
Loss contingencies
Loss contingency number of plaintiffs | plaintiff		2
Number of codefendants | co-defendant		33
Kirkland Royalty Matter | Pending Litigation
Loss contingencies
Damages sought	$ 350
Jacob Safra | NWG Investments Inc
Loss contingencies
Economic interest (as a percent)								100.00%
NWG Investments Inc | NewWest Gold
Loss contingencies
Economic interest (as a percent)								86.00%
Fronteer | Aurora
Loss contingencies
Economic interest (as a percent)								47.00%